Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000011065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[1]
C000011065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[1]
C000011065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
C000011065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
C000011065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000011065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
C000011065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000011065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000011065 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000011065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000011065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000011067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[2]
C000011067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[2]
C000011067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[2]
C000011067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[2]
C000011067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000011067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[2]
C000011067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[2]
C000011067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[2]
C000011067 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
C000011067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000011067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000123818 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[3]
C000123818 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[3]
C000123818 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3]
C000123818 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000123818 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000123818 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[3]
C000123818 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000123818 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
C000123818 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000123818 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000123818 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000011069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[4]
C000011069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[4]
C000011069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[4]
C000011069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[4]
C000011069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000011069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000011069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000011069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[4]
C000011069 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000011069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000011069 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000011068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[5]
C000011068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[5]
C000011068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[5]
C000011068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[5]
C000011068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[5]
C000011068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[5]
C000011068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[5]
C000011068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000011068 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000011068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000011068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.